Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 01, 2014	Jul. 01, 2003
Summary Of Significant Accounting Policies [Line Items]
Brokerage fee, per month	0.542%				0.417%	0.458%
Brokerage fee, per annum	6.50%				5.00%	5.50%
Administrative fee, percentage per annum, of the average net assets	0.25%
Administrative expenses	$ 305,679	$ 332,718
Partnership's open tax years	2014	2013	2012	2011
Nestor Partners [Member]
Summary Of Significant Accounting Policies [Line Items]
Administrative expenses	$ 107,844	$ 111,175